Note Payable (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 16, 2020	Mar. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt instrument, interest rate			3.00%		3.00%	3.00%
Repayment of debt			$ 10,000	$ 15,000	$ 40,000	$ 20,000
First Six Months [Member]
Repayment of debt			1,000		1,000
Seven and Eight Months [Member]
Repayment of debt			2,000		2,000
Nine Through Twenty Three Months [Member]
Repayment of debt			5,000		5,000
24th Month [Member]
Notes payable			$ 180,224		$ 180,224
Unsecured Promissory Note [Member] | Notre Dame [Member]
Notes payable		$ 265,244
Debt instrument, interest rate		10.00%
Debt instrument, term		24 months
Huntington National Bank [Member]
Debt instrument, interest rate	1.00%
Loan	$ 90,100
Debt instrument maturity date	Apr. 16, 2022
Loan interest rate	1.00%